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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2000
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Offshore Fund, Ltd.
           --------------------------------------------------------------
Address:   Harbour Centre, 2nd Floor, P.O. Box 896
           --------------------------------------------------------------
           George Town, Grand Cayman, Cayman Islands, B.W.I.
           --------------------------------------------------------------

Form 13F File Number:  28-6860
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ulysses Management Offshore, LLC by Joshua Nash, Manager
         --------------------------------------------------------------
Title:   Manager
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      5/11/00
---------------------               ------------                    -------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                29
                                            ---------------------------
Form 13F Information Table Value Total:     $        167,485
                                            ---------------------------
                                                (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                           ULYSSES OFFSHORE FUND, LTD.
                                 S.E.C. FORM 13F
                        FOR QUARTER ENDED MARCH 31, 2000

                                                                                                 ITEM 5:
                                          ITEM 2:            ITEM 3:           ITEM 4:          Shares or
             ITEM 1:                     Title of             Cusip              Fair           Principal
          Name of Issuer                   Class              Number         Market Value        Amount
--------------------------------------------------------------------------------------------------------------
AMEX DIAMONDS                      COMMON STOCK                 252787106         16,667,331         152,300
ASSOCIATES FIRST CAP               COMMON STOCK                 046008108          1,990,013          93,100
BANK OF AMERICA                    COMMON STOCK                 060505104          8,872,425     169,200 PUT
BARRICK GOLD                       COMMON STOCK                 067901108          1,327,163     84,600 CALL
BERKSHIRE HATHAWAY CL B            COMMON STOCK                 084670207          5,824,000           3,200
C CUBE MICROSYSTEMS                COMMON STOCK                 125015107          8,948,656         122,900
CABLEVISION SYSTEMS                COMMON STOCK                 12686C109         13,674,825         225,100
CENDENT                            COMMON STOCK                 151313103          5,167,050         279,300
CONSECO                            COMMON STOCK                 208464107          3,903,619     341,300 PUT
EASTMAN KODAK                      COMMON STOCK                 277461109          4,926,144          90,700
EXXON MOBIL CORP.                  COMMON STOCK                 30231G102         10,317,938         132,600
GENERAL MOTORS                     COMMON STOCK                 370442105          6,318,594          76,300
HARCOURT GENERAL                   COMMON STOCK                 41163G101          2,521,825          67,700
IBM                                COMMON STOCK                 459200101          4,001,075      33,800 PUT
LIBERTY DIGITAL INC.               COMMON STOCK                 530436104          2,552,550          66,300
LIBERTY MEDIA CORP.                COMMON STOCK                 001957208         16,133,000         272,000
LORAL SPACE & COMM                 COMMON STOCK                 G56462107          1,442,813         142,500
LUCENT                             COMMON STOCK                 549463107          1,581,000      25,500 PUT
MEDIAONE GROUP                     COMMON STOCK                 58440J104         10,602,900         130,900
MERRILL LYNCH                      COMMON STOCK                 590188108          3,907,175          37,300
NEWS CORP.LTD.SP.ADR PFD.          SP ADR PFD                   652487802          1,613,950     33,800 CALL
NEWS CORP.LTD.SP.ADR PFD.          SP ADR PFD                   652487802         19,100,000         400,000
ON COMMAND                         COMMON STOCK                 682160106            148,500           9,900
PACIFIC GATEWAY                    COMMON STOCK                 694327107            367,188      25,000 PUT
PFIZER                             COMMON STOCK                 717081103          2,866,500          78,400
PROVIDENT FINANCIAL                COMMON STOCK                 74406A102          4,261,950          49,200
STARWOOD LODGING                   COMMON STOCK                 85590A203          1,874,600          72,800
UNITED HEALTHCARE                  COMMON STOCK                 91324P102          2,015,325      33,800 PUT
XL CAPITAL LTD                     COMMON STOCK                 G98255105          4,557,252          82,298

Table continued...

                                                 ITEM 6:                                                    ITEM 8:
                                          INVESTMENT DISCRETION                                     VOTING AUTHORITY SHARES
                                               (b) Shares                     ITEM 7:
             ITEM 1:                           as Defined     (c) Shared     Managers
          Name of Issuer        (a) Sole       in Instr. V        Other      See Intr. V   (a) Sole       (b) Shared       (c) None
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
AMEX DIAMONDS                       X                                                          X
ASSOCIATES FIRST CAP                X                                                          X
BANK OF AMERICA                     X                                                          X
BARRICK GOLD                        X                                                          X
BERKSHIRE HATHAWAY CL B             X                                                          X
C CUBE MICROSYSTEMS                 X                                                          X
CABLEVISION SYSTEMS                 X                                                          X
CENDENT                             X                                                          X
CONSECO                             X                                                          X
EASTMAN KODAK                       X                                                          X
EXXON MOBIL CORP.                   X                                                          X
GENERAL MOTORS                      X                                                          X
HARCOURT GENERAL                    X                                                          X
IBM                                 X                                                          X
LIBERTY DIGITAL INC.                X                                                          X
LIBERTY MEDIA CORP.                 X                                                          X
LORAL SPACE & COMM                  X                                                          X
LUCENT                              X                                                          X
MEDIAONE GROUP                      X                                                          X
MERRILL LYNCH                       X                                                          X
NEWS CORP.LTD.SP.ADR PFD.           X                                                          X
NEWS CORP.LTD.SP.ADR PFD.           X                                                          X
ON COMMAND                          X                                                          X
PACIFIC GATEWAY                     X                                                          X
PFIZER                              X                                                          X
PROVIDENT FINANCIAL                 X                                                          X
STARWOOD LODGING                    X                                                          X
UNITED HEALTHCARE                   X                                                          X
XL CAPITAL LTD                      X                                                          X